ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	$ 1,345	$ 129	$ 71
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(20)
Other Comprehensive Income (Loss), before Tax	(552)	61	47
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(2)	(3)	3
Other Comprehensive Income (Loss), Tax	84	(10)	(12)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	1,685	1,345	129
Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		(135)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			(135)
Fair value through OCI securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	35	50	15
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(21)
Other Comprehensive Income (Loss), before Tax	(1,303)	(30)	47
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	0	(1)
Other Comprehensive Income (Loss), Tax	271	16	(12)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	(1,018)	35	50
Fair value through OCI securities | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			0
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	1	4	1
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other Comprehensive Income (Loss), before Tax	0	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(2)	(2)	3
Other Comprehensive Income (Loss), Tax	0	0	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	(1)	1	4
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		(1)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			(1)
AOCI, Change In Discount Rate Used To Measure Liability For Future Policy Benefit, Including Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	(63)	0	0
Other Comprehensive Income (Loss), before Tax	751	97	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	0	0	0
Other Comprehensive Income (Loss), Tax	(181)	(26)	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	507	(63)	0
AOCI, Change In Discount Rate Used To Measure Liability For Future Policy Benefit, Including Noncontrolling Interest | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		(134)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			(134)
AOCI, Change In Fair Value Of Market Risk Benefit, Including Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	(1)	0
Other Comprehensive Income (Loss), before Tax	0	(1)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	0	0
Other Comprehensive Income (Loss), Tax	(6)	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	(7)	(1)	0
AOCI, Change In Fair Value Of Market Risk Benefit, Including Noncontrolling Interest | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			0
AOCI, Other, Including Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	(5)	0	0
Other Comprehensive Income (Loss), before Tax	0	(5)	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	0	0	0
Other Comprehensive Income (Loss), Tax	0	0	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	(4)	(5)	0
AOCI, Other, Including Noncontrolling Interest | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance
Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	(33)	54	16
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	$ (523)	$ (33)	$ 54